Revenue - Summary of Disaggregated Revenues (Detail)	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disaggregation of Revenue [Line Items]
Revenues	¥ 34,436,772	$ 5,403,881	¥ 25,704,954	¥ 13,431,603
Rental revenue
Disaggregation of Revenue [Line Items]
Revenues	14,152,381		15,284,572	9,340,573
Meals
Disaggregation of Revenue [Line Items]
Revenues	591,304
Subtotal
Disaggregation of Revenue [Line Items]
Revenues	25,017,113	$ 3,925,731	20,626,291	9,340,573
Tuition fees
Disaggregation of Revenue [Line Items]
Revenues	4,146,247
Uniform
Disaggregation of Revenue [Line Items]
Revenues	1,334,416		1,932,094
Accommodation
Disaggregation of Revenue [Line Items]
Revenues	228,526
Rental revenue
Disaggregation of Revenue [Line Items]
Revenues	76,191		104,761	952,381
Others
Disaggregation of Revenue [Line Items]
Revenues	2,136,308		1,373,236	765,316
Subtotal
Disaggregation of Revenue [Line Items]
Revenues	8,512,992		3,410,091	1,717,697
Food procurement services
Disaggregation of Revenue [Line Items]
Revenues	10,864,732		5,341,719
Rental revenue
Disaggregation of Revenue [Line Items]
Revenues	¥ 906,667		¥ 1,668,572	¥ 2,373,333